ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Financing Activities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of financing activities
Beginning of year	$ 12,084,736	$ 51,941,885	$ 114,527,587
Inflows	352,628,836	300,156,646	1,138,802,074
Outflows	(278,335,605)	(346,497,390)	(1,211,344,138)
Other non-cash movements	10,211,064	6,483,595	9,956,362
End of year	96,589,031	12,084,736	51,941,885
Unsubordinated debt securities
Reconciliation of financing activities
Beginning of year		3,807,098	13,992,092
Inflows	52,092,812	75,242
Outflows	(2,342,101)	(3,882,340)	(10,184,994)
Other non-cash movements	1,407,155
End of year	51,157,866		3,807,098
Financing received from the Argentine Central Bank and other financial institutions
Reconciliation of financing activities
Beginning of year	5,862,129	37,498,535	82,593,408
Inflows	300,536,024	300,081,404	1,138,802,074
Outflows	(267,100,285)	(331,717,810)	(1,183,896,947)
End of year	39,297,868	5,862,129	37,498,535
Lease Liabilities
Reconciliation of financing activities
Beginning of year	6,222,607	10,636,252	17,942,087
Outflows	(8,893,219)	(10,897,240)	(17,262,197)
Other non-cash movements	8,803,909	6,483,595	9,956,362
End of year	$ 6,133,297	$ 6,222,607	$ 10,636,252